Stockholders' Deficit (Details Narrative)												3 Months Ended	6 Months Ended		9 Months Ended	12 Months Ended
	Jun. 26, 2023 shares	Oct. 02, 2021 shares	Jul. 23, 2021 $ / shares shares	Jun. 16, 2021 Director $ / shares shares	Jun. 16, 2021 $ / shares shares	May 29, 2021 shares	May 29, 2021 shares	Feb. 08, 2021 $ / shares shares	Feb. 08, 2021 $ / shares shares	Feb. 03, 2021 USD ($) $ / shares shares	Feb. 03, 2021 USD ($) $ / shares shares	Dec. 31, 2023 Director $ / shares shares	Jun. 30, 2024 USD ($) $ / shares shares	Mar. 31, 2024 Director $ / shares shares	Jun. 30, 2024 Director $ / shares shares	Sep. 30, 2023 Director $ / shares shares	Sep. 30, 2022 $ / shares shares	Dec. 31, 2022 £ / shares shares	Dec. 31, 2022 $ / shares shares	Aug. 17, 2021 $ / shares
Class of Stock [Line Items]
Common stock, shares authorized												1,019,324,741
Common stock, par value | (per share)																		£ 0.0001	$ 0.0001
Common stock, shares outstanding												28,039,517						28,039,517	28,039,517
Common stock issued, value | $													$ 25,146
Armada Acquisition Corp I [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized												1,000,000	1,000,000	1,000,000	1,000,000	1,000,000	1,000,000
Preferred stock, par value | $ / shares												$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares issued												0	0	0	0	0	0
Preferred stock, shares outstanding												0	0	0	0	0	0
Common stock, shares authorized												100,000,000	100,000,000	100,000,000	100,000,000	100,000,000	100,000,000
Common stock, par value | $ / shares												$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares issued												5,709,500	5,709,500	5,709,500	5,709,500	5,709,500	5,709,500
Common stock, shares outstanding												5,709,500	5,709,500	5,709,500	5,709,500	5,709,500	5,709,500
Shares subject to redemption												2,363,349	1,417,687	1,417,687	1,417,687	2,363,349	15,000,000
Common stock issued, value | $										$ 25,000
Common stock issued to related parties									162,500
Number of Shares Forfeited												1,125,000		1,125,000	1,125,000		1,125,000
Common Stock, Voting Rights												one vote for each share		one vote for each share	one vote for each share	one vote for each share
Warrant exercise price | $ / shares												$ 11.5	$ 11.5	$ 11.5	$ 11.5	$ 11.5
Warrant exercisable period after business combination												30 days		30 days	30 days	30 days
Warrant cashless exercise period after business combination												90 days		90 days	90 days	90 days
Period of trading days to determine fair market value of common stock												5 days		5 days	5 days	5 days
Warrants redemption price per share | $ / shares												$ 0.01		$ 0.01	$ 0.01	$ 0.01
Notice period for warrants redemption												30 days		30 days	30 days	30 days
Common stock share price per share for warrants redemption | $ / shares												$ 18	$ 18	$ 18	$ 18	$ 18
Period of trading days within specified window for minimum common stock price for warrants redemption												20 days		20 days	20 days	20 days
Trading days specified window for minimum common stock price for warrants redemption												30 days		30 days	30 days	30 days
Common stock issue price per share below which triggers warrant adjustment | $ / shares												$ 9.2		$ 9.2	$ 9.2	$ 9.2
Percentage of available equity proceeds below specified price which triggers warrant adjustment												60.00%	60.00%	60.00%	60.00%	60.00%
Common stock market value per share below which triggers warrant adjustment | $ / shares												$ 9.2	$ 9.2	$ 9.2	$ 9.2	$ 9.2
Percentage of Market Value for warrant exercise price adjustment												115.00%	115.00%	115.00%	115.00%	115.00%
Armada Acquisition Corp I [Member] | President [Member]
Class of Stock [Line Items]
Shares of common stock transferred				50,000
Armada Acquisition Corp I [Member] | Director [Member]
Class of Stock [Line Items]
Shares of common stock transferred	90,000			35,000
Number of independent directors | Director				3								3		3	3	3
Armada Acquisition Corp I [Member] | Founder Shares [Member]
Class of Stock [Line Items]
Common stock, par value | $ / shares										$ 0.0001	$ 0.0001
Common stock issued, value | $										$ 25,000
Price per share | $ / shares			$ 0.006	$ 0.006	$ 0.006					$ 0.006	$ 0.006									$ 0.006
Stock Issued During Period, Shares, New Issues			1,200,000	700,000	700,000					4,312,500
Armada Acquisition Corp I [Member] | Founder Shares [Member] | Over-Allotment Option [Member]
Class of Stock [Line Items]
Number of Shares Forfeited		1,125,000
Armada Acquisition Corp I [Member] | Founder Shares [Member] | Sponsor [Member]
Class of Stock [Line Items]
Common stock, shares outstanding				5,012,500	5,012,500
Armada Acquisition Corp I [Member] | Founder Shares 1 [Member]
Class of Stock [Line Items]
Common stock issued, value | $											$ 25,000
Price per share | $ / shares										$ 0.006	$ 0.006
Stock Issued During Period, Shares, New Issues											4,312,500
Armada Acquisition Corp I [Member] | Representative Shares [Member]
Class of Stock [Line Items]
Price per share | $ / shares								$ 0.0001	$ 0.0001
Common stock issued to related parties							87,500	162,500	87,500
Representative shares returned to the Company, shares								25
Armada Acquisition Corp I [Member] | Representative Shares [Member] | EarlyBirdCapital, Inc. [Member]
Class of Stock [Line Items]
Common stock issued to related parties									162,500
Armada Acquisition Corp I [Member] | Representative Shares [Member] | Northland Securities, Inc. [Member]
Class of Stock [Line Items]
Common stock issued to related parties						87,500			87,500
Representative shares returned to the Company, shares						87,500